ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SMALL-CAP VALUE FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 89.0%
CONSUMER DISCRETIONARY 10.5%
Auto Components 0.9%
Dorman Products (1)(2)	1,014,000	14,318
Drew Industries (2)	200,000	8,136
Fuel Systems Solutions (2)	625,000	11,162
Shiloh Industries	577,600	6,111
STRATTEC Security (1)	284,900	13,254
		52,981
Automobiles 0.6%
Winnebago	1,430,000	34,148
		34,148
Distributors 0.3%
Building Material Holding	1,000,000	10,580
Keystone Automotive Industries (2)	221,200	10,565
		21,145
Diversified Consumer Services 0.1%
Matthews International, Class A	170,000	7,446
		7,446
Hotels, Restaurants & Leisure 2.2%
Applebee's	227,400	5,658
Champps Entertainment (1)(2)	691,780	3,839
Champps Entertainment, Warrants, 12/15/07 (1)(2)	93,809	—
Orient-Express Hotels, Class A	940,000	48,194
Rare Hospitality International (1)(2)	1,150,000	43,826
Ruby Tuesday	1,005,000	18,432
Steak 'N Shake (2)	1,125,000	16,886
		136,835
Household Durables 2.3%
Cavalier Homes (1)(2)	1,600,000	5,120
Cavco Industries (1)(2)	510,300	17,095
Chromcraft Revington (1)(2)	460,000	2,167
CSS Industries (1)	950,000	34,171
Dixie Group (2)	950,000	9,025
Hooker Furniture	492,400	9,858
M/I Homes	585,000	8,126
Meritage Homes (2)	500,000	7,060
Orleans Homebuilders (1)	1,215,000	7,108
Palm Harbor Homes (2)	805,000	10,046
Skyline (1)	520,000	15,641
Standard Pacific	1,000,000	5,490
Stanley Furniture (1)	894,500	14,536
		145,443
Leisure Equipment & Products 0.4%
Pool	879,200	21,963
		21,963
Media 1.3%
Courier (1)	976,800	34,393
Fisher Communications (2)	100,000	4,987
Journal Register (1)	2,100,000	5,040
Lee Enterprises	200,000	3,114
Live Nation (2)	790,000	16,787
Regent Communications (2)	1,790,000	4,708
Saga Communications (2)	1,456,000	10,687
		79,716
Multiline Retail 0.1%
Fred's	690,043	7,266
		7,266
Specialty Retail 2.1%
Aaron Rents, Class A (1)	709,525	15,184
Aaron Rents, Class B (1)	2,113,050	47,121
Cost Plus (2)	120,400	484
Haverty Furniture	1,092,400	9,580
Hibbett Sports (2)	1,500,000	37,200
S & K Famous Brands (1)(2)	300,300	3,273
Stein Mart	2,055,000	15,639
		128,481
Textiles, Apparel & Luxury Goods 0.2%
Culp (1)(2)	854,400	8,869
Steven Madden	265,000	5,022
Weyco Group	23,000	722
		14,613
Total Consumer Discretionary		650,037
CONSUMER STAPLES 2.0%
Beverages 0.3%
Coca-Cola Bottling	289,100	17,433
		17,433
Food & Staples Retailing 0.9%
Casey's General Stores	300,000	8,310
Nash Finch (1)	805,000	32,063
Winn-Dixie Stores (2)	945,000	17,691
		58,064
Food Products 0.4%
J.G. Boswell	24,441	20,213
Monterey Gourmet Foods (1)(2)	1,150,300	4,382
		24,595
Household Products 0.2%
Oil-Dri	630,000	11,592
		11,592
Tobacco 0.2%
Alliance One International (2)	2,338,400	15,293
		15,293

Total Consumer Staples		126,977
ENERGY 7.7%
Energy Equipment & Services 3.5%
Atwood Oceanics (2)	600,000	45,936
Carbo Ceramics	301,850	15,313
Hercules Offshore (2)	866,302	22,619
Superior Well Services (2)	185,928	4,226
TETRA Technologies (1)(2)	4,000,000	84,560
Union Drilling (2)	640,000	9,331
W-H Energy Services (2)	450,000	33,188
		215,173
Oil, Gas & Consumable Fuels 4.2%
Encore Acquisition (2)	1,720,000	54,438
Forest Oil (2)	978,100	42,098
GeoMet (2)	1,130,000	5,752
Mariner Energy (2)	825,000	17,086
Penn Virginia	1,677,200	73,763
Verenium (2)	942,100	4,974
Whiting Petroleum (2)	1,460,300	64,910
		263,021

Total Energy		478,194

FINANCIALS 17.6%
Capital Markets 1.8%
Ares Capital Corporation	1,266,800	20,611
Capital Southwest	108,500	13,319
Cowen Group (2)	375,800	5,194
Gladstone Capital	100,000	1,952
Hercules Technology Growth	480,000	6,370
JMP Group	760,000	7,129
JMP Holdings (2)(3)(4)	240,000	2,026
KBW (2)	45,000	1,295
Kohlberg Capital	475,000	7,153
PennantPark Investment (2)	610,000	8,174
Piper Jaffray Companies (2)	180,000	9,648
Sanders Morris Harris Group	1,200,000	12,180
Stifel Financial (2)	238,200	13,777
		108,828
Commercial Banks 5.1%
Boston Private Financial	420,000	11,693
Bridge Capital (2)	113,838	2,534
Burke & Herbert	740	958
Cascade Bancorp	382,600	8,517
CoBiz Financial (1)	1,210,000	20,715
East West Bancorp	1,819,800	65,440
Farmers & Merchants Bank	712	4,503
First Financial Fund	850,000	10,795
Glacier Bancorp	1,724,400	38,833
Home Bancshares	389,345	8,484
Nexity Financial (1)(2)	600,000	4,980
Preferred Bank (1)	575,050	22,622
Sandy Spring Bancorp	234,000	7,048
Seacoast Banking, Class A	575,000	10,753
SVB Financial Group (2)	751,500	35,591
UCBH Holdings	1,919,400	33,551
Wintrust Financial	740,000	31,591
		318,608
Diversified Financial Services 0.2%
Compass Diversified Holdings	900,000	14,454
		14,454
Insurance 4.7%
Employers Holdings	305,000	6,286
James River Group	88,800	2,877
KMG America (2)	870,000	5,151
Markel (2)	108,000	52,272
Max Capital Group	1,480,000	41,499
Midland	900,000	49,464
National Interstate	925,000	28,481
ProAssurance (2)	1,558,500	83,956
ProCentury (1)	1,125,000	16,459
SeaBright Insurance (2)	451,900	7,714
		294,159
Real Estate Investment Trusts (REITs) 5.8%
Cedar Shopping Centers, REIT	940,000	12,803
EastGroup Properties, REIT	475,000	21,499
First Potomac Realty Trust, REIT	279,000	6,082
Homebanc, REIT	1,900,000	49
Kilroy Realty, REIT	1,315,800	79,777
Kite Realty Group Trust, REIT (1)	1,945,100	36,568
LaSalle Hotel Properties, REIT	1,000,000	42,080
National Health Realty, REIT (1)	767,000	17,848
Parkway Properties, REIT	360,000	15,890
Potlatch, REIT	900,000	40,527
Saul Centers, REIT	175,400	9,033
Strategic Hotels & Resorts, REIT	1,925,000	39,636
Washington SBI, REIT	1,113,400	36,943
		358,735

Total Financials		1,094,784
HEALTH CARE 6.3%
Biotechnology 1.6%
CombinatoRx (2)	98,139	606
Cougar Biotechnology (1)(2)	865,117	22,060
deCODE genetics (2)	832,600	2,889
Inhibitex (1)(2)	1,700,000	2,210
Inhibitex, Warrants, 11/20/09 (1)(2)(3)	211,281	—
Lexicon Pharmaceuticals (2)	1,472,129	5,094
Martek Biosciences (2)	225,000	6,532
Momenta Pharmaceuticals (2)	243,300	2,771
Myriad Genetics (2)	460,000	23,989
Panacos Pharmaceuticals (2)	920,000	1,472
Pharmion (2)	625,000	28,838
		96,461
Health Care Equipment & Supplies 2.6%
Analogic	340,000	21,678
AngioDynamics (2)	335,000	6,315
Arrow International	725,000	32,980
Atrion (1)	168,000	21,000
Lifecore Biomedical (2)	62,500	806
National Dentex (2)	96,000	1,535
Quidel (1)(2)	2,080,000	40,685
Regeneration Technologies (2)	280,000	3,002
Sonic Innovations (1)(2)	1,565,000	14,351
Strategic Diagnostics (1)(2)	1,025,000	5,228
West Pharmaceutical Services	325,000	13,539
		161,119
Health Care Providers & Services 1.8%
Capital Senior Living (1)(2)	1,740,000	14,651
Landauer (1)	577,600	29,434
National Healthcare	241,000	12,385
Odyssey Healthcare (2)	80,000	769
Owens & Minor	1,417,300	53,985
SRI Surgical Express (1)(2)	485,000	3,109
		114,333
Life Sciences Tools & Services 0.3%
Exelixis (2)	2,047,600	21,684
		21,684
Total Health Care		393,597
INDUSTRIALS & BUSINESS SERVICES 22.4%
Aerospace & Defense 0.4%
Breeze-Eastern (1)(2)	564,877	6,773
EDO	280,000	15,683
		22,456
Air Freight & Logistics 1.2%
Hub Group, Class A (2)	1,435,000	43,093
UTi Worldwide	1,410,000	32,402
		75,495
Airlines 0.3%
AirTran (2)	1,050,000	10,332
Alaska Air Group (2)	100,000	2,309
Frontier Airlines Holdings (2)	1,525,800	9,445
		22,086
Building Products 1.9%
Ameron International (1)	520,000	55,000
Builders FirstSource (2)	1,112,000	11,987
Gibraltar Industries	1,407,400	26,037
Universal Forest Products	910,000	27,209
		120,233
Commercial Services & Supplies 4.1%
American Ecology	730,000	15,469
Casella Waste Systems, Class A (1)(2)	1,739,400	21,812
FTI Consulting (2)	1,528,700	76,909
G & K Services, Class A	680,000	27,336
Integrated Water Resources	195,000	19
McGrath RentCorp (1)	1,650,000	54,846
Navigant Consulting (2)	750,000	9,495
Pike Electric (2)	465,000	8,723
School Specialty (2)	420,000	14,545
Waste Connections (2)	750,000	23,820
		252,974
Construction & Engineering 0.5%
Insituform Technologies (1)(2)	1,675,000	25,510
Sterling Construction (2)	370,000	8,540
		34,050
Electrical Equipment 2.9%
Belden	1,150,000	53,947
BTU International (1)(2)	700,000	9,002
C&D Technologies (1)(2)	1,725,000	8,591
Franklin Electric	600,000	24,666
Genlyte Group (2)	620,000	39,841
LSI Industries	275,000	5,643
Woodward Governor	612,700	38,232
		179,922
Industrial Conglomerates 1.4%
Raven Industries (1)	2,136,100	85,551
Smith Investment	20,000	1,400
		86,951
Machinery 3.5%
3D Systems (1)(2)	1,772,491	41,866
3D Systems (1)(2)(3)	180,000	3,826
Accuride (2)	945,000	11,444
Badger Meter (1)	705,688	22,617
Cascade	280,000	18,248
CIRCOR International	351,300	15,952
Greenbrier Companies	225,000	6,010
Joy Global	55,000	2,797
K-Tron (1)(2)	256,323	24,351
Lydall (1)(2)	1,020,000	9,466
Nordson	555,700	27,902
Oshkosh Truck	535,000	33,154
		217,633
Marine 1.3%
International Shipholding (1)(2)	763,000	15,847
Kirby Corporation (2)	1,010,000	44,581
Overseas Shipholding Group	290,000	22,281
		82,709
Road & Rail 3.8%
Dollar Thrifty Auto Group (1)(2)	1,440,700	49,978
Genesee & Wyoming, Class A (2)	2,055,000	59,266
Landstar Systems	2,590,000	108,702
USA Truck (2)	306,868	4,680
Vitran (1)(2)	900,000	14,904
		237,530
Trading Companies & Distributors 0.9%
Aceto (1)	1,450,000	13,050
Beacon Roofing Supply (2)	1,300,000	13,286
Electro Rent (1)	2,008,700	28,142
		54,478
Transportation Infrastructure 0.2%
Macquarie Infrastructure	30,000	1,158
Quixote	435,000	8,613
		9,771

Total Industrials & Business Services		1,396,288
INFORMATION TECHNOLOGY 9.0%
Communications Equipment 0.2%
Comarco (1)	662,200	3,821
IXIA (2)	900,000	7,848
Zhone Technologies (2)	2,400,000	2,856
		14,525
Computers & Peripherals 1.5%
Intevac (2)	745,000	11,324
Neoware (1)(2)	700,000	11,354
Palm (2)	1,560,000	25,381
Synaptics (2)	725,000	34,626
Xyratex (2)	580,500	11,140
		93,825
Electronic Equipment & Instruments 2.1%
CyberOptics (1)(2)	604,300	7,433
FLIR Systems (2)	760,000	42,096
GSI Group (2)	1,075,000	12,147
GTSI (1)(2)	682,100	7,663
Littelfuse (2)	660,000	23,555
Methode Electronics	510,000	7,676
Newport (2)	730,000	11,118
Richardson Electronics	710,000	4,864
Zygo (2)	900,300	11,731
		128,283
Internet Software & Services 0.7%
Ariba (2)	100,000	1,078
Clarus (2)	510,200	3,444
LookSmart (2)	750,000	2,122
Saba Software (2)	300,000	1,464
Taleo, Class A (2)	630,000	16,008
WebSense (2)	1,000,000	19,730
		43,846
IT Services 0.7%
Edgewater Technology (2)	250,000	2,178
MPS Group (2)	2,127,800	23,725
Safeguard Scientifics (2)	1,037,100	2,375
Startek (1)	762,893	7,728
TNS (2)	404,200	6,491
		42,497
Semiconductor & Semiconductor Equipment 2.1%
Actions Semiconductor, ADR (2)	1,750,000	9,660
Advanced Energy Industries (2)	1,100,000	16,610
ATMI (2)	410,000	12,198
Brooks Automation (2)	2,018,121	28,738
Cabot Microelectronics (2)	86,982	3,719
California Micro Devices (1)(2)	1,600,000	7,024
Cohu	590,838	11,078
Conexant Systems (2)	2,400,000	2,880
Entegris (2)	600,000	5,208
Exar (2)	736,600	9,620
Lattice Semiconductor (2)	765,000	3,435
Mattson Technology (2)	575,000	4,974
Nextest Systems (2)	400,650	5,152
SigmaTel (2)	17,800	46
Veeco (2)	240,000	4,651
Zarlink Semiconductor (2)	4,500,000	6,255
		131,248
Software 1.7%
Ansoft (2)	220,000	7,256
Catapult Communications (2)	590,500	4,511
Moldflow (2)	555,300	10,695
Progress Software (2)	1,300,000	39,390
SPSS (2)	685,000	28,181
Wind River Systems (2)	1,510,000	17,773
		107,806

Total Information Technology		562,030
MATERIALS 8.0%
Chemicals 3.1%
Airgas	190,000	9,810
American Vanguard (1)	2,000,000	39,040
Arch Chemicals	900,000	42,192
Hawkins Chemical	427,141	6,151
Innospec (1)	2,310,000	52,622
Material Sciences (2)	653,700	6,942
Minerals Technologies	10,000	670
Penford (1)	840,000	31,668
Symyx Technologies (2)	613,400	5,330
		194,425
Construction Materials 0.9%
Florida Rock Industries	900,000	56,241
		56,241
Containers & Packaging 0.5%
Chesapeake Corporation	560,100	4,738
Myers Industries	1,100,000	21,802
		26,540
Metals & Mining 2.7%
Carpenter Technology	700,000	91,007
Centerra Gold (CAD) (2)(4)	1,750,000	15,808
Cleveland-Cliffs	180,000	15,835
Metal Management	679,600	36,834
Stillwater Mining (2)	510,000	5,248
Synalloy	165,000	3,481
		168,213
Paper & Forest Products 0.8%
Deltic Timber (1)	685,300	39,007
Wausau Paper	910,000	10,147
		49,154
Total Materials		494,573
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
Hickory Technology	360,000	3,489
Premiere Global Services (2)	2,100,000	26,565
		30,054
Wireless Telecommunication Services 0.1%
Kratos Defense and Security Solutions (2)	2,030,000	5,562
		5,562
Total Telecommunication Services		35,616
TRUSTS & MUTUAL FUNDS 1.4%
Trusts & Mutual Funds 1.4%
Central Fund of Canada, Class A	1,991,700	19,578
European Capital (EUR)	725,000	8,928
European Capital (EUR) (2)(3)	646,624	7,963
iShares Russell 2000 Value	645,000	49,472
Total Trusts & Mutual Funds		85,941
UTILITIES 3.5%
Electric Utilities 1.8%
Cleco	1,275,000	32,219
El Paso Electric (2)	1,625,000	37,586
Empire District Electric	896,700	20,256
UniSource Energy	650,000	19,429
		109,490
Gas Utilities 0.4%
Sino Gas International Holdings (1)(2)(3)	2,444,444	5,500
Southwest Gas	735,000	20,793
		26,293
Independent Power Producers & Energy Traders 0.1%
MMC Energy (1)(2)	1,390,000	6,603
		6,603
Multi-Utilities 1.1%
Black Hills	1,350,000	55,377
Vectren	440,000	12,008
		67,385
Water Utilities 0.1%
Southwest Water	770,500	9,731
Western Water (2)	2,259	—
		9,731
Total Utilities		219,502

Total Common Stocks (Cost $3,135,559)		5,537,539
PREFERRED STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Spanish Broadcasting	2,394	2,589
Total Consumer Discretionary		2,589
FINANCIALS 0.0%
Real Estate Investment Trust Securities 0.0%
HomeBanc, REIT	185,100	105
Total Financials		105
Total Preferred Stocks (Cost $5,759)		2,694
CONVERTIBLE PREFERRED STOCKS 0.0%
INDUSTRIALS & BUSINESS SERVICES 0.0%
Marine 0.0%
International Shipholding (1)	25,000	1,338
Total Industrials & Business Services		1,338
Total Convertible Preferred Stocks (Cost $1,250)		1,338
CONVERTIBLE BONDS 1.1%
Acadia Realty Trust, 3.75%, 12/15/26 (4)	10,000,000	9,993
Champps Entertainment, 5.50%, 12/15/07 (1)	4,000,000	3,960
deCODE genetics, 3.50%, 4/15/11 (4)	3,000,000	2,089
deCODE genetics, 3.50%, 4/15/11	5,000,000	3,331
First Potomac Realty Trust, 4.00%, 12/15/11 (4)	8,000,000	7,145
Frontier Airlines, 5.00%, 12/15/25	2,000,000	1,833
Incyte, 3.50%, 2/15/11	8,000,000	7,320
NPS Pharmaceuticals, 3.00%, 6/15/08	10,000,000	9,888
Palm Habor Homes, 3.25%, 5/15/24	6,000,000	4,677
Richardson Electric, 7.75%, 12/15/11	10,101,000	9,798
UniSource Energy, 4.50%, 3/1/35	10,000,000	9,875
Total Convertible Bonds (Cost $71,913)		69,909
CORPORATE BONDS 0.3%
Alliance One International, 11.00%, 5/15/12	3,500,000	3,719
Black Hills, 6.50%, 5/15/13	7,000,000	7,005
Gibraltar Industries, VR, 8.00%, 12/1/15	5,000,000	4,700
Total Corporate Bonds (Cost $15,571)		15,424
SHORT-TERM INVESTMENTS 9.0%
Money Market Funds 8.9%
T. Rowe Price Reserve Investment Fund, 5.46% (1)(5)	552,505,286	552,505
		552,505
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.85%, 12/20/07 (6)	7,000,000	6,940
		6,940

Total Short-Term Investments (Cost $559,445)		559,445
Total Investments in Securities
99.4% of Net Assets (Cost $3,789,497)		$6,186,349

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing
(3)	Restricted security
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$37,061 and represents 0.6% of net assets.
(5)	Seven-day yield
(6)	All or a portion of this security is pledged to cover margin requirements on futures contracts at September 30, 2007.
ADR	American Depository Receipts
CAD	Canadian Dollar
EUR	Euro
REIT	Real Estate Investment Trust
VR	Variable Rate; rate shown is effective rate at period-end.

Open Futures Contracts at September 30, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 320 Russell 2000 Index contracts,
$6,275 par of 3.85% U.S. Treasury Bills
pledged as initial margin	12/07	$130,112	$4,378
Net payments (receipts) of variation
margin to date			(5,258)
Variation margin receivable (payable)
on open futures contracts			$(880)

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
3D Systems, Common	$ -	$ -	$ -	$ 41,866	$ 21,077
3D Systems, Cv. Bond	-	-	152	-	7,212
3D Systems,
Restricted	3,150	-	-	3,826	-
Aaron Rents
Class A	318	-	32	15,184	18,385
Aaron Rents
Class B	-	-	95	47,121	60,814
Aceto	-	2,063	155	13,050	14,472
American Vanguard	367	-	140	39,040	31,450
Ameron International	548	-	336	55,000	39,101
Atrion	-	-	108	21,000	13,062
Badger Meter	-	16	177	22,617	19,567
Breeze-Eastern	883	978	-	6,773	5,496
BTU International	248	-	-	9,002	6,615
C&D Technologies	-	-	-	8,591	8,177
California Micro
Devices	-	-	-	7,024	7,008
Capital Senior Living	1,347	-	-	14,651	16,864
Casella Waste
Systems	-	765	-	21,812	21,904
Cavalier Homes	-	-	-	5,120	6,720
Cavco Industries	3,711	-	-	17,095	14,016
Champps
Entertainment
Common	-	3,099	-	3,839	7,367
Champps
Entertainment, Cv.
Bond	-	-	165	3,960	3,910
Champps
Entertainment,
Warrants, 12/15/07	-	-	-	-	-
Chromcraft Revington	-	575	-	2,167	4,380
CoBiz Financial	5,586	-	210	20,715	*
Columbia Equity Trust	-	11,687	167	-	14,810
Comarco	-	-	662	3,821	5,702
Cougar Biotechnology	-	307	134	22,060	*
Cougar Biotechnology
Restricted	134	-	-	-	*
Courier	-	-	527	34,393	38,066
CSS Industries	658	409	378	34,171	33,368
Culp	1,270	-	-	8,869	3,605
Cutter & Buck	-	6,502	70	-	10,770
CyberOptics	1,569	-	-	7,433	6,208
Deltic Timber	-	-	154	39,007	38,226
Dollar Thrifty Auto
Group	1,186	-	-	49,978	63,854
Dorman Products	315	-	-	14,318	10,722
Electro Rent	-	-	402	28,142	33,545
GTSI	605	-	-	7,663	5,695
Hancock Fabrics	-	15,363	-	-	5,472
Inhibitex	-	-	-	2,210	2,805
Inhibitex, Warrants
11/20/09	-	-	-	-	-
Innospec	-	2,505	216	52,622	58,560
Insituform
Technologies	-	-	-	25,510	43,316
International
Shipholding	-	1,721	-	15,847	11,468
International
Shipholding, Cv. Pfd.	-	-	56	1,338	1,081
Journal Register	1,163	-	121	5,040	*
Kite Realty Group Trust	2,451	-	1,062	36,568	33,609
K-Tron	-	-	-	24,351	19,140
Landauer	-	-	823	29,434	30,307
Lesco ++	-	-	-	-	3,460
Lydall	-	2,987	-	9,466	13,512
McGrath RentCorp	-	-	858	54,846	50,540
MMC Energy	7,645	-	-	6,603	-
Monterey Gourmet
Foods	598	-	-	4,382	4,370
Nash Finch	157	-	433	32,063	21,840
National Health Realty,
REIT	220	-	761	17,848	18,182
Neoware	3,757	4,970	-	11,354	*
Nexity Financial	3,621	-	-	4,980	*
Orleans Homebuilders	3,186	-	64	7,108	*
Penford	-	-	151	31,668	14,532
Preferred Bank	384	-	290	22,622	22,642
ProAssurance	-	-	-	**	77,800
ProCentury	-	-	135	16,459	20,813
Quidel	-	-	-	40,685	28,330
Rare Hospitality
International	193	6,667	-	43,826	*
Raven Industries	56	-	705	85,551	57,207
Repower Systems ++	-	-	-	-	27,364
S & K Famous Brands	-	-	-	3,273	3,679
Sino Gas International
Holdings	5,500	-	-	5,500	-
Skyline	-	375	284	15,641	21,297
Sonic Innovations	-	-	-	14,351	8,154
Southwest Water	-	-	-	**	10,320
SRI Surgical Express	-	105	-	3,109	2,690
Stanley Furniture	-	-	268	14,536	19,187
Startek	629	-	-	7,728	*
Strategic Diagnostics	-	-	-	5,228	3,874
STRATTEC Security	116	-	328	13,254	13,160
TETRA Technologies	-	-	-	84,560	102,320
Valley National Gases	-	6,577	-	-	19,838
Vitran	-	-	-	14,904	15,633
Western Water	-	-	-	**	879
T. Rowe Price Reserve
Investment
Fund, 5.46%	¤	¤	23,402	552,505	590,298
Totals			$ 34,021	$ 1,946,278	$ 1,969,847

‡	Includes dividend income of $33,704 and interest income of $317.
*	The issuer was not considered an affiliated company at December 31, 2006.
**	The issuer was not considered an affiliated company at September 30, 2007.
++	The issuer was not considered an affiliated company at any time during 2007.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $19,315 and represents 0.3% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
3D Systems	5/3/02-6/19/07	$3,150
European Capital	9/30/05-12/27/06	8,100
Inhibitex, Warrants, 11/20/09	11/10/04	0
JMP Holdings	8/18/04-9/15/05	3,567
Sino Gas International Holdings	9/10/07	5,500
Totals		$20,317

The fund has registration rights for certain restricted securities held as of September 30, 2007.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Small-Cap Value Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $3,789,497,000. Net unrealized gain aggregated $2,401,301,000 at period-end, of which $2,679,500,000 related to appreciated investments and $278,199,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized gain on all affiliated companies was $21,483,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007